CERT NYS
File# 1-37491

17010240

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
JUN 3 0 2017
Washington, DC 20549

June 30, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following notes of DH Europe Finance S.A., guaranteed by Danaher Corporation, under the Exchange Act of 1934.

- Floating Rate Senior Notes due 2022
- 1.200% Senior Notes due 2027

Sincerely,

Silvio Conte